Average Annual Total Returns			12 Months Ended	60 Months Ended	96 Months Ended	102 Months Ended	120 Months Ended
		Jun. 17, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
The U.S. Equity Portfolio
Prospectus [Line Items]
Average Annual Return, Percent			(23.93%)	9.42%			12.75%
The U.S. Equity Portfolio | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(25.29%)	7.62%			10.83%
The U.S. Equity Portfolio | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(13.20%)	7.39%			10.22%
The Institutional U.S. Equity Portfolio
Prospectus [Line Items]
Average Annual Return, Percent			(21.39%)	10.40%			13.34%
The Institutional U.S. Equity Portfolio | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(22.37%)	6.84%			10.09%
The Institutional U.S. Equity Portfolio | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(11.96%)	7.84%			10.28%
The ESG Growth Portfolio
Prospectus [Line Items]
Average Annual Return, Percent			(18.90%)	5.33%		6.55%
Performance Inception Date		Jul. 14, 2015
The ESG Growth Portfolio | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(19.19%)	4.27%		5.62%
The ESG Growth Portfolio | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(10.98%)	4.08%		5.11%
The Catholic SRI Growth Portfolio
Prospectus [Line Items]
Average Annual Return, Percent			(20.43%)	4.87%	8.92%
Performance Inception Date		Jan. 12, 2016
The Catholic SRI Growth Portfolio | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(20.95%)	2.24%	6.44%
The Catholic SRI Growth Portfolio | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(11.73%)	3.90%	7.02%
The International Equity Portfolio
Prospectus [Line Items]
Average Annual Return, Percent			(12.40%)	1.91%			4.91%
The International Equity Portfolio | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(12.66%)	1.33%			3.81%
The International Equity Portfolio | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(6.85%)	1.57%			3.82%
The Institutional International Equity Portfolio
Prospectus [Line Items]
Average Annual Return, Percent			(15.23%)	0.84%			4.47%
The Institutional International Equity Portfolio | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(15.32%)	(0.34%)			2.96%
The Institutional International Equity Portfolio | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(8.50%)	0.64%			3.34%
The Emerging Markets Portfolio
Prospectus [Line Items]
Average Annual Return, Percent			(20.34%)	(1.63%)			0.36%
The Emerging Markets Portfolio | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(20.40%)	(1.88%)			(0.10%)
The Emerging Markets Portfolio | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(11.49%)	(0.98%)			0.36%
The Core Fixed Income Portfolio
Prospectus [Line Items]
Average Annual Return, Percent			(13.43%)	(0.09%)			0.95%
The Core Fixed Income Portfolio | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(14.58%)	(1.22%)			(0.18%)
The Core Fixed Income Portfolio | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(7.94%)	(0.45%)			0.28%
The Corporate Opportunities Portfolio
Prospectus [Line Items]
Average Annual Return, Percent	[1]		(11.14%)	3.70%			4.37%
The Corporate Opportunities Portfolio | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(11.91%)	1.79%			2.03%
The Corporate Opportunities Portfolio | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(6.59%)	2.12%			2.35%
The U.S. Government Fixed Income Securities Portfolio
Prospectus [Line Items]
Average Annual Return, Percent			(11.46%)	(0.07%)			0.48%
The U.S. Government Fixed Income Securities Portfolio | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(12.80%)	(1.18%)			(0.44%)
The U.S. Government Fixed Income Securities Portfolio | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(6.78%)	(0.42%)			0.04%
The U.S. Corporate Fixed Income Securities Portfolio
Prospectus [Line Items]
Average Annual Return, Percent			(12.91%)	1.22%			2.09%
The U.S. Corporate Fixed Income Securities Portfolio | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(14.01%)	(0.39%)			0.50%
The U.S. Corporate Fixed Income Securities Portfolio | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(7.63%)	0.44%			1.02%
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Prospectus [Line Items]
Average Annual Return, Percent			(10.53%)	(0.55%)			0.51%
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(11.35%)	(1.53%)			(0.59%)
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(6.22%)	(0.80%)			(0.07%)
The Short-Term Municipal Bond Portfolio
Prospectus [Line Items]
Average Annual Return, Percent			(2.77%)	0.72%			0.61%
The Short-Term Municipal Bond Portfolio | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(2.80%)	0.69%			0.59%
The Short-Term Municipal Bond Portfolio | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(1.20%)	0.81%			0.72%
The Intermediate Term Municipal Bond Portfolio
Prospectus [Line Items]
Average Annual Return, Percent			(5.27%)	1.19%			1.45%
The Intermediate Term Municipal Bond Portfolio | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(5.29%)	1.15%			1.43%
The Intermediate Term Municipal Bond Portfolio | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(2.49%)	1.34%			1.57%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			(29.14%)	10.96%			14.10%
MSCI USA Index* (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		(19.46%)	9.31%			12.45%
MSCI USA Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			(19.46%)	9.31%			12.45%
MSCI World Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.84%	(17.73%)	6.69%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			(14.01%)	2.03%			5.16%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			(19.74%)	(1.03%)			1.81%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			(13.01%)	0.02%			1.06%
Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			(10.57%)	2.63%			4.03%
Bloomberg U.S. Government Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			(12.32%)	(0.06%)			0.60%
Bloomberg U.S. Corporate Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			(15.76%)	0.45%			1.96%
Bloomberg U.S. Securitized Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			(11.67%)	(0.43%)			0.80%
ICE BofA Merrill Lynch 1-3 Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			(2.05%)	1.00%			0.89%
Bloomberg 1-3 Year Municipal Bond Index* (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]		(1.99%)	1.01%			0.89%
Bloomberg 3-10 Year Blend (2-12) Total Return Index Unhedged (reflects no deduction for fees, expenses or taxes)*
Prospectus [Line Items]
Average Annual Return, Percent	[4]		(5.33%)	1.42%			1.81%

[1]	Effective at the close of business August 17, 2020, the Portfolio changed its principal investment strategy to invest in a mix of equity and fixed income securities issued by corporations. See "About Benchmarks and Index Investing" for a description of the indexes.
[2]	The Portfolio's benchmark has been changed because the Adviser believes that the MSCI USA Index is a more appropriate index against which to measure the performance of the Portfolio given changes to the Portfolio's investment strategies. See "About Benchmarks and Index Investing" for a description of the indexes.
[3]	The Portfolio's benchmark has been changed because the Adviser believes that the Bloomberg 1-3 Year Municipal Bond Index is a more appropriate index against which to measure the performance of the Portfolio.
[4]	See "About Benchmarks and Index Investing" for a description of the indexes.